Stockholders' Equity - Shares Held in Escrow (Detail) - shares	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Feb. 23, 2015
Series T Preferred Stock | Preferred Stock | Authy, Inc.
Shares held in escrow
Shares held in escrow (in shares)	617,634	687,885	687,885	180,000